Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation - Financial statements of foreign operations where the local currency is the functional currency are translated using end-of-period exchange rates for assets and liabilities, and average exchange rates during the period for results of operations. Related translation adjustments are reported as a component within accumulated other comprehensive income in the shareholders’ equity section of the Consolidated Balance Sheets, except as noted below.

For foreign operations that are considered highly inflationary, translation practices differ in that inventories, properties, accumulated depreciation and depreciation expense are translated at historical rates of exchange, and translation adjustments for monetary assets and liabilities are included in earnings. Gains and losses from foreign currency transactions are included in earnings.

Effective January 1, 2010, the financial statements for our Venezuela subsidiary are consolidated under the rules governing the translation of financial information in a highly inflationary economy based on the use of the blended National Consumer Price Index in Venezuela. Under GAAP, an economy is considered highly inflationary if the cumulative inflation rate for a three year period meets or exceeds 100 percent. If a subsidiary is considered to be in a highly inflationary economy, the financial statements of the subsidiary must be re-measured into our reporting currency (U.S. dollar) and future exchange gains and losses from the re-measurement of monetary assets and liabilities are reflected in current earnings, rather than exclusively in the equity section of the balance sheet, until such time as the economy is no longer considered highly inflationary. At September 30, 2014, the Company has net monetary assets in Venezuela of approximately $79. See Note 6 of the Notes to Consolidated Financial Statements.

Derivatives, Policy [Policy Text Block]
Financial Instruments and Derivative Securities - The Company uses financial instruments, from time to time, in the management of foreign currency, interest rate and other risks that are inherent to its business operations. Such instruments are not held or issued for trading purposes.

Foreign exchange (F/X) instruments, including currency forwards, are used primarily to reduce cash transaction exposures and, to a lesser extent, to manage other translation exposures. F/X instruments used are selected based on their risk reduction attributes, costs and the related market conditions. The Company has designated certain foreign currency contracts as cash flow hedges for accounting purposes as of September 30, 2014.

The Company also holds a derivative instrument contract to mitigate a portion of the risk associated with the change in the market value of its unfunded deferred compensation liabilities, which is tied to change in the market value of the Company's common stock.

The Company uses raw materials that are subject to price volatility. The Company may use hedging instruments as it desires to reduce exposure to variability in cash flows associated with future purchases of commodities. In September 2012, the Company discontinued hedge accounting treatment for its then-existing zinc contracts as these contracts no longer met the accounting requirements for classification as cash flow hedges because of an ineffective correlation to the underlying zinc exposure being hedged. There were no outstanding derivative contracts for the future purchases of commodities as of September 30, 2014.

Through December 2012, the Company had specific interest rate risk with respect to interest expense on the Company's term loan, which was fully repaid by the end of the first quarter of fiscal 2013. As a result, the then-existing interest rate swap agreement in place to hedge this specific risk was settled on November 30, 2012 for a $0.3 loss. This loss was included in interest expense in the Consolidated Statements of Earnings and Comprehensive Income. At September 30, 2014, the Company had $289.5 of variable rate debt outstanding.

For further discussion see Notes 13 and 16 of the Notes to Consolidated Financial Statements.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents – Cash equivalents are all considered to be highly liquid investments with a maturity of three months or less when purchased. At September 30, 2014, the Company had $1,129.0 in available cash, substantially all of which was outside of the U.S. The Company has extensive operations, including a significant manufacturing footprint outside of the U.S. We manage our worldwide cash requirements by reviewing available funds among the many subsidiaries through which we conduct our business and the cost effectiveness with which those funds can be accessed. The repatriation of cash balances from certain of our subsidiaries could have adverse tax consequences or be subject to regulatory capital requirements; however, those balances are generally available without legal restrictions to fund ordinary business operations. U.S. income taxes have not been provided on a significant portion of undistributed earnings of international subsidiaries. Our intention is to reinvest these earnings indefinitely.

As of September 30, 2014, our unremitted cash in Venezuela had accumulated to approximately $83, or 7% of our total cash balance. There is substantial uncertainty with respect to the exchange rate that might apply to any future remittance of our local currency cash in Venezuela. As of September 30, 2014, we continue to value our Venezuela cash balance at the official exchange rate of 6.30 bolivars to one U.S. dollar. To date, we have not been invited to participate in the SICAD I auction process nor chosen to utilize the SICAD II auction system. Whether we will be able to access or participate in either SICAD system in the foreseeable future or what volume of currency exchange, if any, we would be able to transact through these alternative mechanisms is unclear. Due to the future uncertainty and volatility of the foreign exchange markets in Venezuela we believe that any future remittance of our local currency cash balances from Venezuela would be substantially less than the amount recorded as of September 30, 2014 on our Consolidated Balance Sheets per U.S. GAAP. As such, we cannot give assurance as to the exchange rate at which such balances might be converted in the future and/or when we might be able to repatriate such balances, if at all. U.S. GAAP does not permit the establishment of reserves against cash balances, and for this reason we have not done so.

Cash Flow Presentation [Policy Text Block]
Cash Flow Presentation – The Consolidated Statements of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. The reconciliation adjustments include the removal of timing differences between the occurrence of operating receipts and payments and their recognition in net earnings. The adjustments also remove cash flows arising from investing and financing activities, which are presented separately from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged, which is primarily operating activities. Cash payments related to income taxes are classified as operating activities.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable Valuation – Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. Bad debt expense is included in Selling, general and administrative expense (SG&A) in the Consolidated Statements of Earnings and Comprehensive Income.

Inventory, Policy [Policy Text Block]
Inventories – Inventories are valued at the lower of cost or market, with cost generally being determined using average cost or the first-in, first-out (FIFO) method.

In connection with the feminine care brands acquisition, the Company recorded an increase in the estimated fair value of inventory acquired of $8.0, to bring the carrying value of the inventory purchased to an amount which approximated the estimated selling price of the finished goods on hand at the acquisition closing date less the sum of (a) costs to sell and distribute and (b) a reasonable profit allowance for these efforts by the acquiring entity. As the inventory was sold during the first and second quarter of fiscal 2014 the adjustments were charged to Cost of products sold in those respective periods.

Internal Use Software, Policy [Policy Text Block]
Capitalized Software Costs – Capitalized software costs are included in other assets. These costs are amortized using the straight-line method over periods of related benefit ranging from three to seven years. Expenditures related to capitalized software are included in the Capital expenditures caption in the Consolidated Statements of Cash Flows. Amortization expense was $2.5, $2.0, and $2.7 in fiscal 2014, 2013 and 2012, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment, net – Property, plant and equipment, net is stated at historical costs. Property, plant and equipment acquired as part of a business combination is recorded at estimated fair value. Expenditures for new facilities and expenditures that substantially increase the useful life of property, including interest during construction, are capitalized and reported in the Capital expenditures caption in the accompanying Consolidated Statements of Cash Flows. Maintenance, repairs and minor renewals are expensed as incurred. When property is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and gains or losses on the disposition are reflected in earnings. Depreciation is generally provided on the straight-line basis by charges to pre-tax earnings at rates based on estimated useful lives. Estimated useful lives range from two to 25 years for machinery and equipment and three to 30 years for buildings and building improvements. Depreciation expense was $120.3 in fiscal 2014, including accelerated depreciation charges of $4.7 related to our restructuring project. Depreciation expense was $164.7 in 2013, including non-cash asset impairment charges of $19.3 and accelerated depreciation charges of $23.6, collectively $42.9, related primarily to certain manufacturing assets including property, plant and equipment located at the facilities to be closed or streamlined, and $136.7 in 2012. See Note 5 of the Notes to Consolidated Financial Statements for further information on the 2013 restructuring project.

Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets – Goodwill and indefinite-lived intangibles are not amortized, but are evaluated annually for impairment as part of the Company's annual business planning cycle in the fourth fiscal quarter, or when indicators of a potential impairment are present. The estimated fair value of each reporting unit (Household Products and Personal Care) is estimated using valuation models that incorporate assumptions and projections of expected future cash flows and operating plans. Intangible assets with finite lives, and a remaining weighted average life of approximately thirteen years, are amortized on a straight-line basis over expected lives of five years to twenty years. Such intangibles are also evaluated for impairment including ongoing monitoring of potential impairment indicators.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets – The Company reviews long-lived assets, other than goodwill and other intangible assets for impairment, when events or changes in business circumstances indicate that the remaining useful life may warrant revision or that the carrying amount of the long-lived asset may not be fully recoverable. The Company performs undiscounted cash flow analysis to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on estimated fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less cost of disposal.

In November 2012, the Company's Board of Directors authorized an enterprise-wide restructuring plan, which included the closure of certain Company facilities in fiscal 2013 and 2014. In January 2014, the Company's Board of Directors authorized an expansion of scope of the previously announced 2013 restructuring project. The Company recorded non-cash asset impairment charges of $19.3 for the twelve months ended September 30, 2013 related primarily to certain manufacturing assets including property, plant and equipment located at the facilities to be closed or streamlined. We do not believe our restructuring plan is likely to result in the impairment of any other material long-lived assets, other than this identified property, plant and equipment. See Note 5 of the Notes to Consolidated Financial Statements.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition – The Company's revenue is from the sale of its products. Revenue is recognized when title, ownership and risk of loss pass to the customer. Discounts are offered to customers for early payment and an estimate of the discounts is recorded as a reduction of net sales in the same period as the sale. Our standard sales terms are final and returns or exchanges are not permitted unless a special exception is made; reserves are established and recorded in cases where the right of return does exist for a particular sale.

Under certain circumstances, we allow customers to return sun care products that have not been sold by the end of the sun care season, which is normal practice in the sun care industry. We record sales at the time the title, ownership and risk of loss pass to the customer. The terms of these sales vary but, in all instances, the following conditions are met: the sales arrangement is evidenced by purchase orders submitted by customers; the selling price is fixed or determinable; title to the product has transferred; there is an obligation to pay at a specified date without any additional conditions or actions required by the Company; and collectability is reasonably assured. Simultaneous with the sale, we reduce sales and cost of sales, and reserve amounts on our consolidated balance sheet for anticipated returns based upon an estimated return level, in accordance with GAAP. Customers are required to pay for the sun care product purchased during the season under the required terms. We generally receive returns of U.S. sun care products from September through January following the summer sun care season. We estimate the level of sun care returns using a variety of inputs including historical experience, consumption trends during the sun care season and inventory positions at key retailers as the sun care season progresses. We monitor shipment activity and inventory levels at key retailers during the season in an effort to identify potential returns issues. This allows the Company to manage shipment activity to our customers, especially in the latter stages of the sun care season, to reduce the potential for returned product. At September 30, 2014, the Company had a reserve for returns of $45.4 and $49.8 at September 30, 2013.

The Company offers a variety of programs, such as consumer coupons and similar consumer rebate programs, primarily to its retail customers, designed to promote sales of its products. Such programs require periodic payments and allowances based on estimated results of specific programs and are recorded as a reduction to net sales. The Company accrues, at the time of sale, the estimated total payments and allowances associated with each transaction. Additionally, the Company offers programs directly to consumers to promote the sale of its products. Promotions which reduce the ultimate consumer sale prices are recorded as a reduction of net sales at the time the promotional offer is made, generally using estimated redemption and participation levels. Taxes we collect on behalf of governmental authorities, which are generally included in the price to the customer, are also recorded as a reduction of net sales. The Company continually assesses the adequacy of accruals for customer and consumer promotional program costs not yet paid. To the extent total program payments differ from estimates, adjustments may be necessary. Historically, these adjustments have not been material.

Advertising Costs, Policy [Policy Text Block]	Advertising and Sales Promotion Costs – The Company advertises and promotes its products through national and regional media and expenses such activities as incurred.
Share-based Payments [Policy Text Block]
Share-Based Payments – The Company grants restricted stock equivalents, which generally vest over two to four years. A portion of the restricted stock equivalents granted provide for the issuance of common stock to certain managerial staff and executive management, if the Company achieves specified performance targets. The estimated fair value of each grant issued is estimated on the date of grant based on the current market price of the stock, as adjusted for the impact to the grant date fair value of the inclusion of a total shareholder return modifier for those performance awards containing such a provision. The total amount of compensation expense recognized reflects the initial assumption that target performance goals will be achieved. Compensation expense may be adjusted during the life of the performance grant based on management’s assessment of the probability that performance targets will be achieved. If such targets are not met or, it is determined that achievement of performance goals is not probable, compensation expense is adjusted to reflect the reduced expected payout level in the period the determination is made. If it is determined that the performance targets will be exceeded, additional compensation expense is recognized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Estimated Fair Values of Financial Instruments – Certain financial instruments are required to be recorded at the estimated fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments including cash and cash equivalents and short-term borrowings, including notes payable, are recorded at cost, which approximates estimated fair value. The estimated fair values of long-term debt and financial instruments are disclosed in Note 16 of the Notes to Consolidated Financial Statements.